Income Taxes - Reconciliation of Statutory Federal Income Tax Rate (FY) (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the Statutory Federal Income Tax Rate [Abstract]
U.S. federal tax benefit at statutory rate					21.00%	21.00%	21.00%
State income taxes, net of federal benefit					10.00%	10.00%	410.00%
Stock-based compensation					190.00%	50.00%	(40.00%)
Foreign tax rate differential					(10.00%)	0.00%	0.00%
Convertible interest					(20.00%)	(20.00%)	(70.00%)
Change in valuation allowance, net					(1750.00%)	(770.00%)	(950.00%)
Derivative liabilities					(2140.00%)	(2020.00%)	(300.00%)
General business credit - federal					30.00%	20.00%	10.00%
Other					(20.00%)	(10.00%)	30.00%
Effective tax rate	(20.00%)	(14.00%)	(18.00%)	(14.00%)	(16.10%)	(6.40%)	11.90%